SCHEDULE OF FUTURE MATURITIES OF RELATED PARTY NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 2,668,500
Year II	287,000	$ 2,937,000
Year III	337,000	287,000
Year IV		337,000
Total	$ 3,292,500	$ 3,561,000	$ 2,098,000